Impairment Of Long-Lived Assets - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2010 Computer and equipment CNY	Dec. 31, 2010 Acquired game licenses CNY	Dec. 31, 2012 Licensed games that have not commercially Launched USD ($)	Dec. 31, 2012 Licensed games that have not commercially Launched CNY	Dec. 31, 2010 Licensed games that have not commercially Launched CNY
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment on equipment	$ 0	0	0	4,928,990	4,900,000
Impairment of intangible assets	$ 91,353	569,139	0	33,020,462		21,500,000	$ 100,000	600,000	11,500,000